Arbitrage Fund	Portfolio of Investments
February 28, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 53.58%
Advertising - 0.44%
Interpublic Group of Cos., Inc.(a)	150,000	$4,110,000

Aerospace & Defense - 0.50%
Triumph Group, Inc.(a)(b)(c)	185,357	4,704,361

Biotechnology - 0.99%
Intra-Cellular Therapies, Inc.(b)(c)	72,475	9,291,295

Capital Market - 0.50%
Bridge Investment Group Holdings, Inc., Class A	445,000	4,668,050

Commercial Services - 0.30%
Cross Country Healthcare, Inc.(b)	165,400	2,838,264

Distribution/Wholesale - 3.35%
H&E Equipment Services, Inc.(c)	328,352	31,488,957

Electric - 0.94%
Innergex Renewable Energy, Inc.	939,400	8,830,717

Entertainment - 3.25%
Everi Holdings, Inc.(a)(b)	2,220,000	30,569,400

Food - 5.82%
Albertsons Cos., Inc., Class A(c)	1,150,846	24,213,800
Kellanova(a)	368,918	30,583,302
		54,797,102
Healthcare - Products - 0.50%
Paragon 28, Inc.(b)	358,000	4,668,320

Healthcare - Services - 4.60%
Amedisys, Inc.(a)(b)	470,231	43,261,252

Insurance - 1.19%
Enstar Group Ltd.(b)	33,798	11,247,974

Internet - 0.49%
Just Eat Takeaway.com NV(b)(d)	229,055	4,614,389

Iron/Steel - 1.95%
U.S. Steel Corp.	457,479	18,399,805

Lodging - 1.49%
Playa Hotels & Resorts NV(b)	1,052,541	14,051,422

Media - 5.11%
Endeavor Group Holdings, Inc., Class A	1,081,507	35,246,313
Paramount Global, Class B(c)	1,130,625	12,843,900
		48,090,213
Oil & Gas - 5.02%
Hess Corp.(a)	317,243	47,250,173

Oil & Gas Services - 2.41%
ChampionX Corp.(a)	760,997	22,677,711

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 53.58% (Continued)
Packaging & Containers - 1.49%
Berry Global Group, Inc.(a)	195,000	$14,073,150

Real Estate - 1.10%
McGrath RentCorp	84,898	10,357,556

Retail - 0.98%
Nordstrom, Inc.(c)	379,000	9,205,910

Software - 7.13%
ANSYS, Inc.(b)	88,951	29,642,921
Aspen Technology, Inc.(b)	53,275	14,131,194
Enfusion, Inc., Class A(b)	406,212	4,663,314
Paycor HCM, Inc.(b)(c)	419,355	9,364,197
SolarWinds Corp.	509,688	9,332,387
		67,134,013
Telecommunications - 4.03%
Frontier Communications Parent, Inc.(a)(b)	81,085	2,918,249
GCI Liberty, Inc.(b)(e)	660,966	—
Juniper Networks, Inc.(c)	689,172	24,948,026
Spirent Communications PLC(b)	4,316,000	10,070,971
		37,937,246
TOTAL COMMON STOCKS
(Cost $500,642,921)		504,267,280

RIGHTS(b) - 0.64%
Bristol-Myers Squibb Co. CVR(e)(f)	857,631	643,223
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	1,669,338	746,194
Contra Abiomed, Inc. CVR, Expires 12/31/2030(e)(f)	163,650	261,840
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025(e)(f)	1,150,652	94,239
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	313,065	813,781
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	339,795	1,260,130
Contra Resolute Forest Products, Inc. CVR(e)(f)	803,806	1,225,643
Flexion Therapy CVR, Expires 12/31/2030(e)(f)	1,411,000	747,548
Icosavax, Inc. CVR, Expires 02/19/2030(e)(f)	802,494	274,373

TOTAL RIGHTS
(Cost $6,017,264)		6,066,971

MUTUAL FUNDS(g) - 4.83%
Water Island Event Driven Fund, Class I	3,725,904	45,418,765

TOTAL MUTUAL FUNDS
(Cost $33,349,967)		45,418,765

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 1.61%
Telecommunications - 1.61%
Frontier Communications Holdings LLC(d)	05/15/2030	8.750%	$14,338,000	$15,157,918

TOTAL CORPORATE BONDS
(Cost $15,142,053)				15,157,918

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.20%
Call Options Purchased - 0.18%
Amcor PLC	04/2025	$12.00	$9,538,100	9,425	$47,125
Chevron Corp.
	09/2025	165.00	9,310,994	587	419,705
	09/2025	170.00	9,326,856	588	331,632
Clearwater Analytics Holdings, Inc.	06/2025	30.00	65,310	21	6,930
Despegar.com Corp.
	03/2025	20.00	105,710	55	0
	04/2025	17.50	9,066,074	4,717	919,815
Omnicom Group, Inc.	04/2025	100.00	4,270,416	516	0

TOTAL CALL OPTIONS PURCHASED
(Cost $2,087,932)					1,725,207

Put Options Purchased - 0.02%
Albertsons Companies, Inc.	03/2025	19.00	9,928,776	4,719	23,595
Clearwater Analytics Holdings, Inc.	06/2025	25.00	988,980	318	22,260
H&E Equipment Services, Inc.	05/2025	85.00	19,966,380	2,082	124,920
Intra-Cellular Therapies, Inc.	08/2025	100.00	9,243,220	721	3,605
Juniper Networks, Inc.	03/2025	35.00	2,172,000	600	4,200
Nordstrom, Inc.
	04/2025	23.00	4,347,910	1,790	12,530
	01/2026	22.50	4,858,000	2,000	0
Paramount Global	07/2025	9.00	1,853,952	1,632	0
Paycor HCM, Inc.
	06/2025	17.50	379,610	170	0
	06/2025	20.00	1,176,791	527	0
Triumph Group, Inc.
	06/2025	17.50	25,380	10	0
	06/2025	20.00	22,842	9	0

TOTAL PUT OPTIONS PURCHASED
(Cost $1,045,301)					191,110

TOTAL PURCHASED OPTIONS
(Cost $3,133,233)					1,916,317

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 35.14%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	4.297	%(h)	165,353,746	$165,353,746
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.419	%(h)	165,353,745	165,353,745
				330,707,491
TOTAL SHORT-TERM INVESTMENTS
(Cost $330,707,491)				330,707,491

Total Investments - 96.00%
(Cost $888,992,929)				903,534,742

Other Assets in Excess of Liabilities - 4.00%(i)				37,643,920

NET ASSETS - 100.00%				$941,178,662

Portfolio Footnotes

(a)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2025, the aggregate fair market value of those securities was $84,770,850, representing 9.01% of net assets.
(b)	Non-income-producing security.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025, these securities had a total value of $19,772,307 or 2.10% of net assets.
(e)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2025, the total fair market value of these securities was $6,066,971, representing 0.64% of net assets.
(f)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,066,971 or 0.64% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$1,185,787
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	617,655
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	166,923
Contra Adamas Pharmaceuticals, Inc. CVR, Expires 12/31/2025	11/23/2021	69,039
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	673,090
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	1,039,773
Contra Resolute Forest Products, Inc. CVR	03/01/2023	1,141,404
Flexion Therapy CVR, Expires 12/31/2030	11/22/2021	874,820
Icosavax, Inc. CVR, Expires 02/19/2030	02/21/2024	248,773
Total		$6,017,264

(g)	Affiliated investment.
(h)	Rate shown is the 7-day effective yield as of February 28, 2025.
(i)	Includes cash held as collateral for short sales.

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (3.33%)
Commercial Services - (0.64%)
Herc Holdings, Inc.	(42,255)	$(6,062,747)

Diversified Financial Services - (0.50%)
Apollo Global Management, Inc.	(31,510)	(4,703,498)

Packaging & Containers - (0.51%)
Amcor PLC	(471,250)	(4,769,050)

Software - (1.68%)
Clearwater Analytics Holdings, Inc., Class A	(55,694)	(1,732,083)
Synopsys, Inc.	(30,688)	(14,033,009)
		(15,765,092)
TOTAL SECURITIES SOLD SHORT
(Proceeds $34,519,566)		$(31,300,387)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Albertsons Companies, Inc.	03/2025	$21.00	$(9,928,776)	(4,719)	$(250,107)
Paramount Global
	06/2025	12.00	(3,306,896)	(2,911)	(116,440)
	07/2025	12.00	(402,144)	(354)	(12,036)

TOTAL WRITTEN CALL OPTIONS
(Premiums received $217,168)					$(378,583)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Amcor PLC	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	$—	$—	$254,475	USD	9,792,575	$254,475
Morgan Stanley & Co./ Upon Termination	Omnicom Group, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	381,840	USD	4,652,256	381,840
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	2,726,650	USD	26,051,542	2,726,650
						$3,362,965			$3,362,965

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	$—	$—	$(1,911,992)	USD	49,667,108	$(1,911,992)

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	18,523,403	CAD	26,330,400	Morgan Stanley & Co.	03/17/2025	$312,779
USD	9,552,747	EUR	9,115,800	Morgan Stanley & Co.	03/17/2025	90,493
GBP	9,493,000	USD	11,811,918	Morgan Stanley & Co.	03/17/2025	128,981
USD	21,746,190	GBP	17,059,500	Morgan Stanley & Co.	03/17/2025	287,666
						$819,919

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	13,413,600	USD	9,457,552	Morgan Stanley & Co.	03/17/2025	$(180,442)
EUR	4,466,000	USD	4,668,039	Morgan Stanley & Co.	03/17/2025	(32,305)
USD	604,501	GBP	487,200	Morgan Stanley & Co.	03/17/2025	(8,329)
						$(221,076)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	90.82%
Netherlands	1.98%
Bermuda	1.19%
United Kingdom	1.07%
Canada	0.94%
Other Assets in Excess of Liabilities	4.00%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

USD - United States Dollar

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

Summary of affiliated issuer transactions for the period ended February 28, 2025:

Arbitrage Fund

Affiliated Issuer	Beginning Value as of May 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Ending Value as of February 28, 2025	Shares as of February 28, 2025	Dividend Income	Capital Gain Distributions
Water Island Event-Driven Fund, Class I	$53,474,188	$88,127	$10,656,845	$2,138,097	$375,198	$45,418,765	3,725,904	$87,974	$-

Arbitrage Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

The following table summarizes the Arbitrage Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 28, 2025:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Advertising	$4,110,000	$—	$—	$4,110,000
Aerospace & Defense	4,704,361	—	—	4,704,361
Biotechnology	9,291,295	—	—	9,291,295
Capital Market	4,668,050	—	—	4,668,050
Commercial Services	2,838,264	—	—	2,838,264
Distribution/Wholesale	31,488,957	—	—	31,488,957
Electric	8,830,717	—	—	8,830,717
Entertainment	30,569,400	—	—	30,569,400
Food	54,797,102	—	—	54,797,102
Healthcare - Products	4,668,320	—	—	4,668,320
Healthcare - Services	43,261,252	—	—	43,261,252
Insurance	11,247,974	—	—	11,247,974
Internet	4,614,389	—	—	4,614,389
Iron/Steel	18,399,805	—	—	18,399,805
Lodging	14,051,422	—	—	14,051,422
Media	48,090,213	—	—	48,090,213
Oil & Gas	47,250,173	—	—	47,250,173
Oil & Gas Services	22,677,711	—	—	22,677,711
Packaging & Containers	14,073,150	—	—	14,073,150
Real Estate	10,357,556	—	—	10,357,556
Retail	9,205,910	—	—	9,205,910
Software	67,134,013	—	—	67,134,013
Telecommunications	37,937,246	—	0	37,937,246
Rights	—	—	6,066,971	6,066,971
Mutual Funds	45,418,765	—	—	45,418,765
Corporate Bonds*	—	15,157,918	—	15,157,918
Purchased Options	1,916,317	—	—	1,916,317
Short-Term Investments	330,707,491	—	—	330,707,491
TOTAL	$882,309,853	$15,157,918	$6,066,971	$903,534,742

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$819,919	$—	$819,919
Equity Swaps	3,362,965	—	—	3,362,965
Liabilities
Common Stocks*	(31,300,387)	—	—	(31,300,387)
Written Options	(378,583)	—	—	(378,583)
Forward Foreign Currency Exchange Contracts	—	(221,076)	—	(221,076)
Equity Swaps	(1,911,992)	—	—	(1,911,992)
TOTAL	$(30,227,997)	$598,843	$—	$(29,629,154)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2025:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2025
Common Stocks	$0	$-	$0	$-	$-	$-	$-	$0	$0
Rights	6,900,579	(69,039)	(764,569)	-	-	-	-	6,066,971	(745,814)
Total	$6,900,579	$(69,039)	$(764,569)	$-	$-	$-	$-	$6,066,971	$(745,814)

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 65.27%
Advertising - 1.14%
Interpublic Group of Cos., Inc.(a)	28,831	$789,969

Aerospace & Defense - 1.66%
Triumph Group, Inc.(a)(b)	45,643	1,158,419

Biotechnology - 1.08%
Intra-Cellular Therapies, Inc.(b)(c)	5,846	749,457

Chemicals - 1.58%
Arcadium Lithium PLC(b)	188,761	1,102,364

Commercial Services - 1.16%
Cross Country Healthcare, Inc.(b)	47,022	806,898

Distribution/Wholesale - 3.80%
H&E Equipment Services, Inc.(c)	27,575	2,644,443

Diversified Financial Services - 2.18%
CI Financial Corp.	69,945	1,517,107

Electric - 0.63%
Innergex Renewable Energy, Inc.	46,878	440,671

Entertainment - 3.69%
Everi Holdings, Inc.(b)	186,534	2,568,573

Food - 5.56%
Albertsons Cos., Inc., Class A(a)(c)	62,080	1,306,163
Kellanova(a)	30,890	2,560,781
		3,866,944
Healthcare - Products - 2.44%
Patterson Cos., Inc.(a)	54,487	1,696,725

Healthcare - Services - 5.30%
Amedisys, Inc.(a)(b)	40,122	3,691,224

Insurance - 2.03%
Enstar Group Ltd.(b)	4,238	1,410,406

Internet - 0.49%
Just Eat Takeaway.com NV(b)(d)	16,903	340,517

Iron/Steel - 2.26%
U.S. Steel Corp.	39,134	1,573,969

Lodging - 0.75%
Playa Hotels & Resorts NV(a)(b)	39,186	523,133

Media - 3.99%
Endeavor Group Holdings, Inc., Class A(a)	66,527	2,168,115
Paramount Global, Class B(a)(c)	53,680	609,805
		2,777,920
Oil & Gas - 5.97%
Hess Corp.(a)	27,891	4,154,086

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Shares	Value
COMMON STOCKS - 65.27% (Continued)
Oil & Gas Services - 4.10%
ChampionX Corp.(a)	95,671	$2,850,996

Packaging & Containers - 1.59%
Berry Global Group, Inc.	15,350	1,107,810

Pharmaceuticals - 0.43%
Bayer AG	12,589	296,574

Real Estate - 1.12%
McGrath RentCorp	6,398	780,556

Software - 7.13%
ANSYS, Inc.(b)	5,647	1,881,863
Aspen Technology, Inc.(b)	7,698	2,041,894
Paycor HCM, Inc.(b)(c)	23,242	518,994
SolarWinds Corp.(a)	28,250	517,258
		4,960,009
Telecommunications - 5.19%
Frontier Communications Parent, Inc.(a)(b)	6,958	250,418
Juniper Networks, Inc.(a)	72,661	2,630,328
Spirent Communications PLC(b)	314,105	732,934
		3,613,680

TOTAL COMMON STOCKS
(Cost $45,779,345)		45,422,450

RIGHTS(b) - 0.69%
Bristol-Myers Squibb Co. CVR(e)(f)	67,803	50,852
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(e)(f)	154,954	69,264
Contra Abiomed, Inc. CVR, Expires 12/31/2030(e)(f)	13,890	22,224
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	34,047	88,502
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027(e)(f)	39,632	146,975
Contra Resolute Forest Products, Inc. CVR(e)(f)	68,936	105,114

TOTAL RIGHTS
(Cost $474,646)		482,931

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 15.87%
Aerospace & Defense - 1.10%
Spirit AeroSystems, Inc.(d)	11/15/2030	9.750%	$690,000	$763,909

Auto Parts & Equipment - 1.23%
Dana, Inc.	06/15/2028	5.625%	862,000	858,781

Chemicals - 2.38%
LSF11 A5 HoldCo LLC(d)	10/15/2029	6.625%	1,606,000	1,654,325

Electric - 1.12%
Calpine Corp.(d)	03/15/2028	5.125%	794,000	782,183

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 15.87% (Continued)
Entertainment - 3.55%
Everi Holdings, Inc.(d)	07/15/2029	5.000%	$2,461,000	$2,471,193

Healthcare - Products - 1.18%
Bausch & Lomb Corp.(d)	10/01/2028	8.375%	790,000	823,575

Insurance - 0.75%
AssuredPartners, Inc.(d)	01/15/2029	5.625%	514,000	519,716

Packaging & Containers - 1.34%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(d)	10/15/2027	4.000%	927,000	929,062

Telecommunications - 3.22%
Frontier Communications Holdings LLC(d)	05/15/2030	8.750%	2,118,000	2,239,118

TOTAL CORPORATE BONDS
(Cost $10,980,040)				11,041,862

CONVERTIBLE CORPORATE BONDS - 2.63%
Healthcare - Services - 0.59%
Accolade, Inc.	04/01/2026	0.500%	425,000	413,578

Internet - 0.53%
fuboTV, Inc.	02/15/2026	3.250%	385,000	371,525

Leisure Time - 1.51%
Liberty TripAdvisor Holdings, Inc.(d)	06/30/2051	0.500%	1,052,000	1,047,371

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $1,823,227)				1,832,474

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.11%
Call Options Purchased - 0.10%
Bausch & Lomb Corp.	05/2025	$20.00	$51,200	32	$0
Chevron Corp.
	09/2025	165.00	824,824	52	37,180
	09/2025	170.00	824,824	52	29,328
Omnicom Group, Inc.	04/2025	100.00	620,700	75	0

TOTAL CALL OPTIONS PURCHASED
(Cost $70,981)					66,508

Put Options Purchased - 0.01%
Albertsons Companies, Inc.	03/2025	19.00	536,520	255	1,275
Dana, Inc.	03/2025	10.00	47,584	32	0
H&E Equipment Services, Inc.	05/2025	85.00	824,740	86	5,160
Intra-Cellular Therapies, Inc.	08/2025	100.00	756,380	59	295
Paramount Global	07/2025	9.00	88,608	78	0
Paycor HCM, Inc.
	06/2025	17.50	22,330	10	0

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(b) - 0.11% (Continued)
Put Options Purchased - 0.01% (Continued)
	06/2025	$20.00	$64,757	29	$0

TOTAL PUT OPTIONS PURCHASED
(Cost $43,331)					6,730

TOTAL PURCHASED OPTIONS
(Cost $114,312)					73,238

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 10.19%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	4.297	%(g)	3,546,030	$3,546,030
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.419	%(g)	3,546,030	3,546,030
				7,092,060

TOTAL SHORT-TERM INVESTMENTS
(Cost $7,092,060)				7,092,060

Total Investments - 94.76%
(Cost $66,263,630)				65,945,015

Other Assets in Excess of Liabilities - 5.24%(h)				3,643,815

NET ASSETS - 100.00%				$69,588,830

Portfolio Footnotes
(a)	Security, or a portion of security, is being held as collateral for swaps, written options, short sales or forward foreign currency exchange contracts. At February 28, 2025, the aggregate fair market value of those securities was $12,090,650, representing 17.37% of net assets.
(b)	Non-income-producing security.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025, these securities had a total value of $11,570,969 or 16.63% of net assets.
(e)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $482,931 or 0.69% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Bristol-Myers Squibb Co. CVR	11/20/2020	$110,781
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	57,333
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	14,168
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	73,201
Contra CinCor Pharma, Inc. CVR, Expires 12/31/2027	02/23/2023	121,274
Contra Resolute Forest Products, Inc. CVR	03/01/2023	97,889
Total		$474,646

(f)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2025, the total fair market value of these securities was $482,931, representing 0.69% of net assets.
(g)	Rate shown is the 7-day effective yield as of February 28, 2025.
(h)	Includes cash held as collateral for short sales.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (2.31%)
Advertising - (0.29%)
Omnicom Group, Inc.	(2,375)	$(196,555)

Commercial Services - (0.73%)
Herc Holdings, Inc.	(3,549)	(509,211)

Healthcare - Products - (0.01%)
Bausch & Lomb Corp.	(474)	(7,584)

Software - (1.28%)
Synopsys, Inc.	(1,951)	(892,153)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,853,061)		$(1,605,503)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Albertsons Companies, Inc.	03/2025	$21.00	$(536,520)	(255)	$(13,515)
Paramount Global
	06/2025	12.00	(156,768)	(138)	(5,520)
	07/2025	12.00	(19,312)	(17)	(578)

TOTAL WRITTEN OPTIONS
(Premiums received $10,986)					$(19,613)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	Amcor PLC	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	$—	$—	$30,048	USD	1,156,282	$30,048
Morgan Stanley & Co./ Upon Termination	Omnicom Group, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	55,818	USD	680,077	55,818
Morgan Stanley & Co./ Upon Termination	Schlumberger NV	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	—	—	303,429	USD	3,235,419	303,429
						$389,295			$389,295

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Chevron Corp.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	$—	$—	$(39,649)	USD	4,495,455	$(39,649)

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,611,458	CAD	3,699,100	Morgan Stanley & Co.	03/17/2025	$53,087
EUR	24,900	USD	25,708	Morgan Stanley & Co.	03/17/2025	138
USD	697,296	EUR	666,000	Morgan Stanley & Co.	03/17/2025	5,984
GBP	32,400	USD	39,925	Morgan Stanley & Co.	03/17/2025	831
USD	723,152	GBP	567,300	Morgan Stanley & Co.	03/17/2025	9,566
						$69,606

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	788,300	USD	551,095	Morgan Stanley & Co.	03/17/2025	$(5,891)
EUR	40,000	USD	41,873	Morgan Stanley & Co.	03/17/2025	(351)
USD	28,048	EUR	27,200	Morgan Stanley & Co.	03/17/2025	(185)
GBP	9,400	USD	11,923	Morgan Stanley & Co.	03/17/2025	(99)
USD	74,811	GBP	60,600	Morgan Stanley & Co.	03/17/2025	(1,418)
						$(7,944)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	84.44%
Canada	3.99%
Bermuda	2.03%
Jersey	1.58%
Netherlands	1.24%
United Kingdom	1.05%
Germany	0.43%
Other Assets in Excess of Liabilities	5.24%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

Abbreviations:

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
CVR - Contingent Value Rights
EUR - Euro
GBP - British pound
LLC - Limited Liability Company
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company
USD - United States Dollar

Water Island Event-Driven Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

The following table summarizes the Water Island Event-Driven Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 28, 2025:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$45,422,450	$—	$—	$45,422,450
Rights	—	—	482,931	482,931
Corporate Bonds*	—	11,041,862	—	11,041,862
Convertible Corporate Bonds*	—	1,832,474	—	1,832,474
Purchased Options	73,238	—	—	73,238
Short-Term Investments	7,092,060	—	—	7,092,060
TOTAL	$52,587,748	$12,874,336	$482,931	$65,945,015

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$69,606	$—	$69,606
Equity Swaps	389,295	—	—	389,295
Liabilities
Common Stocks*	(1,605,503)	—	—	(1,605,503)
Written Options	(19,613)	—	—	(19,613)
Forward Foreign Currency Exchange Contracts	—	(7,944)	—	(7,944)
Equity Swaps	(39,649)	—	—	(39,649)
TOTAL	$(1,275,470)	$61,662	$—	$(1,213,808)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2025:

Investments in Securities	Balance as of May 31, 2024	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2025
Rights	$509,882	$-	$(26,951)	$-	$-	$-	$-	$482,931	$(26,951)
Total	$509,882	$-	$(26,951)	$-	$-	$-	$-	$482,931	$(26,951)

Water Island Credit Opportunities Fund	Portfolio of Investments
February 28, 2025 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 5.07%
Aerospace & Defense - 1.45%
Spirit Aerosystems, Inc., 2022 Term Loan, Variable Rate, (3 mo. USD SOFR plus 4.50%)	01/15/2027	8.791%	$1,979,747	$1,991,922

Healthcare - Products - 3.62%
Bausch & Lomb Corp., Term Loan, Variable Rate, (1 mo. USD SOFR plus 3.25%)	05/10/2027	7.674%	4,974,490	4,965,163

TOTAL BANK LOANS
(Cost $6,947,839)				6,957,085

CORPORATE BONDS - 41.01%
Aerospace & Defense - 2.35%
Spirit AeroSystems, Inc.(a)(b)	11/15/2030	9.750%	2,911,000	3,222,812

Auto Parts & Equipment - 2.48%
Dana, Inc.(b)	06/15/2028	5.625%	3,413,000	3,400,256

Chemicals - 2.48%
LSF11 A5 HoldCo LLC(a)	10/15/2029	6.625%	3,308,000	3,407,538

Distribution/Wholesale - 3.32%
H&E Equipment Services, Inc.(a)	12/15/2028	3.875%	4,550,000	4,549,005

Electric - 2.37%
Calpine Corp.(a)	03/15/2028	5.125%	3,303,000	3,253,842

Entertainment - 4.51%
Everi Holdings, Inc.(a)(b)	07/15/2029	5.000%	3,195,000	3,208,234
Mohegan Tribal Gaming Authority(a)	02/01/2026	8.000%	3,000,000	2,971,145
				6,179,379
Healthcare - Products - 2.50%
Bausch & Lomb Corp.(a)	10/01/2028	8.375%	3,296,000	3,436,080

Healthcare - Services - 1.46%
Surgery Center Holdings, Inc.(a)(b)	04/15/2032	7.250%	2,000,000	2,000,578

Insurance - 0.82%
AssuredPartners, Inc.(a)	01/15/2029	5.625%	1,117,000	1,129,421

Internet - 1.83%
Getty Images, Inc.(a)	03/01/2027	9.750%	2,500,000	2,505,980

Iron/Steel - 1.70%
U.S. Steel Corp.	03/01/2029	6.875%	2,300,000	2,329,412

Office/Business Equip - 2.79%
Xerox Holdings Corp.(a)(b)	08/15/2025	5.000%	3,852,000	3,828,914

Packaging & Containers - 4.40%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC(a)(b)	10/15/2027	4.000%	6,020,000	6,033,388

Software - 0.78%
ACI Worldwide, Inc.(a)	08/15/2026	5.750%	1,064,000	1,064,117

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 41.01% (Continued)
Telecommunications - 3.58%
Frontier Communications Holdings LLC(a)(b)	05/15/2030	8.750%	$4,643,000	$4,908,510

Transportation - 3.64%
Cargo Aircraft Management, Inc.(a)	02/01/2028	4.750%	5,000,000	4,990,672

TOTAL CORPORATE BONDS (Cost $56,159,226)				56,239,904

CONVERTIBLE CORPORATE BONDS - 39.46%
Auto Manufacturers - 0.02%
Lightning eMotors, Inc.(a)(c)(d)(e)	05/15/2024	7.500%	973,000	29,190

Biotechnology - 2.25%
Halozyme Therapeutics, Inc.(b)	03/01/2027	0.250%	3,000,000	3,090,000

Commercial Services - 3.46%
Repay Holdings Corp.(a)(f)	02/01/2026	6.441%	5,000,000	4,745,000

Computers & Computer Services - 1.67%
Rapid7, Inc.	03/15/2027	0.250%	2,500,000	2,287,500

Diversified Financial Services - 2.96%
WisdomTree, Inc.	06/15/2026	3.250%	1,500,000	1,546,500
WisdomTree, Inc.(a)	08/15/2029	3.250%	2,500,000	2,514,000
				4,060,500
Healthcare - Products - 3.31%
Insulet Corp.(b)	09/01/2026	0.375%	3,500,000	4,539,150

Healthcare - Services - 0.63%
Accolade, Inc.(b)	04/01/2026	0.500%	894,000	869,974

Internet - 7.74%
fuboTV, Inc.	02/15/2026	3.250%	815,000	786,475
Spotify USA, Inc.(f)	03/15/2026	2.782%	3,500,000	4,416,650
Uber Technologies, Inc.(b)(f)(g)	12/15/2025	0.000%	5,000,000	5,417,500
				10,620,625
Leisure Time - 1.64%
Liberty TripAdvisor Holdings, Inc.(a)	06/30/2051	0.500%	2,261,000	2,251,052

Pharmaceuticals - 2.37%
Dexcom, Inc.	05/15/2028	0.375%	3,500,000	3,248,000

Software - 9.78%
Bentley Systems, Inc.	07/01/2027	0.375%	5,000,000	4,572,500
BlackLine, Inc.(b)(f)	03/15/2026	5.824%	3,071,000	2,894,426
RingCentral, Inc.(f)(g)	03/01/2025	0.000%	3,105,000	3,104,627
Verint Systems, Inc.(b)	04/15/2026	0.250%	3,000,000	2,839,500
				13,411,053
Transportation - 3.63%
Air Transport Services Group, Inc.	08/15/2029	3.875%	5,000,000	4,973,500

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $52,679,929)				54,125,544

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

	Shares	Value
WARRANTS(g) - 0.00%(h)
Auto Manufacturers - 0.00%(h)
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025(d)(e)	53,913	$0

TOTAL WARRANTS
(Cost $0)		0

	Maturity Date	Rate	Shares	Value
PREFERRED STOCK - 3.49%
Aerospace & Defense - 3.49%
Boeing Co.	10/15/2027	6.000%	80,000	$4,790,400

TOTAL PREFERRED STOCKS
(Cost $4,293,752)				4,790,400

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(g) - 0.03%
Call Options Purchased - 0.02%
Bausch & Lomb Corp.	05/2025	$20.00	$211,200	132	$0
SPDR S&P 500 ETF Trust	04/2025	630.00	14,854,500	250	28,750
Surgery Partners, Inc.	06/2025	30.00	240,800	100	3,500
Xerox Holdings Corp.	04/2025	12.00	132,600	200	0
Put Options Purchased - 0.01%
Dana, Inc.	03/2025	10.00	197,771	133	0
iShares iBoxx $ High Yield Corporate Bond ETF
	03/2025	77.00	4,006,500	500	2,000
	04/2025	77.00	4,006,500	500	9,000

TOTAL PURCHASED OPTIONS
(Cost $113,090)					43,250

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 10.09%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	4.297	%(i)	6,915,581	$6,915,581
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.419	%(i)	6,915,580	6,915,580
				13,831,161
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,831,161)				13,831,161

Total Investments - 99.15%
(Cost $134,024,997)				135,987,344

Other Assets in Excess of Liabilities - 0.85%(j)				1,164,486

NET ASSETS - 100.00%				$137,151,830

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

Portfolio Footnotes

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025, these securities had a total value of $60,049,478 or 43.78% of net assets.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales, written options or forward foreign currency exchange contracts. At February 28, 2025, the aggregate fair market value of those securities was $40,222,806, representing 29.33% of net assets.
(c)	Security in default on interest payments.
(d)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2025, the total fair market value of these securities was $29,190, representing 0.02% of net assets.
(e)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,190 or 0.02% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Lightning eMotors, Inc.	04/28/2021	$973,000
Lightning eMotors, Inc., Exercise Price $11.50, Expires 05/18/2025	04/28/2021	—

Total		$973,000

(f)	Represents a zero coupon bond. Interest rate presented is yield to maturity.
(g)	Non-income-producing security.
(h)	Less than 0.005% of net assets.
(i)	Rate shown is the 7-day effective yield as of February 28, 2025.
(j)	Includes cash held as collateral for short sales.

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (11.87%)
Aerospace & Defense - (2.10%)
Boeing Co.	(16,500)	$(2,881,395)

Biotechnology - (0.75%)
Halozyme Therapeutics, Inc.	(17,300)	(1,023,295)

Computers & Computer Services - (0.09%)
Rapid7, Inc.	(4,000)	(116,360)

Distribution/Wholesale - (0.29%)
H&E Equipment Services, Inc.	(4,100)	(393,190)

Diversified Financial Services - (0.33%)
WisdomTree, Inc.	(50,200)	(457,824)

Healthcare - Products - (2.41%)
Bausch & Lomb Corp.	(1,978)	(31,648)
Insulet Corp.	(12,000)	(3,267,240)
		(3,298,888)
Healthcare - Services - (0.04%)
Surgery Partners, Inc.	(2,500)	(60,200)

Internet - (4.02%)
Spotify Technology SA	(5,200)	(3,161,652)
Uber Technologies, Inc.	(30,900)	(2,348,709)
		(5,510,361)
Office/Business Equip - (0.01%)
Xerox Holdings Corp.	(2,500)	(16,575)

Pharmaceuticals - (0.53%)
Dexcom, Inc.	(8,200)	(724,634)

Software - (0.54%)
Bentley Systems, Inc., Class B	(13,800)	(605,820)
BlackLine, Inc.	(1,100)	(53,130)
RingCentral, Inc., Class A	(300)	(8,535)
Verint Systems, Inc.	(3,400)	(76,738)
		(744,223)
Transportation - (0.76%)
Air Transport Services Group, Inc.	(46,900)	(1,047,277)

TOTAL SECURITIES SOLD SHORT
(Proceeds $14,599,994)		$(16,274,222)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Put Options
Boeing Co.	03/2025	$175.00	$(349,260)	(20)	$(11,600)

TOTAL WRITTEN OPTIONS
(Premiums received $11,066)					$(11,600)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	WisdomTree, Inc.	Received 1 Month-Federal Rate Minus 40bps (3.930%)	10/31/2025	$—	$—	$242,057	USD	1,337,369	$242,057

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	iShares iBoxx High Yield Corporate Bond ETF	Received 1 Month-Federal Rate Minus 183bps (2.500%)	10/31/2025	$—	$—	$(149,250)	USD	1,854,000	$(149,250)
Morgan Stanley & Co./ Upon Termination	SPDR Bloomberg High Yield Bond ETF	Received 1 Month-Federal Rate Minus 173bps (2.600%)	10/31/2025	—	—	(98,273)	USD	1,251,695	(98,273)
						$(247,523)			$(247,523)

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	1,150,013	CAD	1,619,800	Morgan Stanley & Co.	03/17/2025	$29,728

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	1,619,800	USD	1,132,391	Morgan Stanley & Co.	03/17/2025	$(12,105)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	93.03%
Canada	6.12%
Other Assets in Excess of Liabilities	0.85%
100.00%

(a)	These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CAD - Canadian dollar
ETF - Exchange-Traded Fund
LLC - Limited Liability Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
SOFR - Secured Overnight Financing Rate
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt
USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments (Continued)
February 28, 2025 (unaudited)

The following table summarizes the Water Island Credit Opportunities Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of February 28, 2025:

Investments in Securities at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$6,957,085	$—	$6,957,085
Corporate Bonds*	—	56,239,904	—	56,239,904
Convertible Corporate Bonds
Auto Manufacturers	—	—	29,190	29,190
Biotechnology	—	3,090,000	—	3,090,000
Commercial Services	—	4,745,000	—	4,745,000
Computers & Computer Services	—	2,287,500	—	2,287,500
Diversified Financial Services	—	4,060,500	—	4,060,500
Healthcare - Products	—	4,539,150	—	4,539,150
Healthcare - Services	—	869,974	—	869,974
Internet	—	10,620,625	—	10,620,625
Leisure Time	—	2,251,052	—	2,251,052
Pharmaceuticals	—	3,248,000	—	3,248,000
Software	—	13,411,053	—	13,411,053
Transportation	—	4,973,500	—	4,973,500
Warrants*	—	—	0	0
Preferred Stocks*	4,790,400	—	—	4,790,400
Purchased Options	43,250	—	—	43,250
Short-Term Investments	13,831,161	—	—	13,831,161
TOTAL	$18,664,811	$117,293,343	$29,190	$135,987,344

Other Financial Instruments**
Assets
Forward Foreign Currency Exchange Contracts	$—	$29,728	$—	$29,728
Equity Swaps	242,057	—	—	242,057
Liabilities
Common Stocks*	(16,274,222)	—	—	(16,274,222)
Written Options	(11,600)	—	—	(11,600)
Forward Foreign Currency Exchange Contracts	—	(12,105)	—	(12,105)
Equity Swaps	(247,523)	—	—	(247,523)
TOTAL	$(16,291,288)	$17,623	$—	$(16,273,665)

*	Refer to Portfolio of Investments for sector information.
**	Other financial instruments are instruments such as written options, securities sold short, equity swaps and forward foreign currency exchange contracts.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended February 28, 2025:

Investments in Securities	Balance as of May 31, 2024	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales Proceeds	Amortization Premium/ Discount	Transfers into Level 3	Transfers out of Level 3	Balance as of February 28, 2025	Net change in Unrealized Appreciation (Depreciation) from investments still held as of February 28, 2025
Convertible Corporate Bonds	$-	$-	$-	$-	$-	$-	$-	$29,190	$-	$29,190	$-
Warrants	-	-	-	(32)	-	-	-	32	-	0	(32)
Total	$-	$-	$-	$(32)	$-	$-	$-	$29,222	$-	$29,190	$(32)